Label	Element	Value
Kelly Ethereum Ether Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Kelly Ethereum Ether Strategy ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Kelly Ethereum Ether Strategy ETF (the “Fund”) seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, in standardized, cash-settled ether futures contracts and micro Ether Futures (collectively, “Ether Futures”) traded on commodity exchanges registered with the Commodity Futures Trading Commission (“CFTC”). Currently, the only commodity exchange registered with the CFTC on which Ether Futures are traded is the Chicago Mercantile Exchange (the “CME”). The Fund does not invest in ether or other digital assets directly.
The Fund will invest indirectly, via a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to the Ether Futures markets in accordance with applicable rules and regulations. The Subsidiary and the Fund will have the same investment adviser, investment sub-adviser and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year (the “Subsidiary Asset Cap”). At other times of the year, the Fund’s investments in the Subsidiary will exceed 25% of the Fund’s total assets. The Subsidiary’s custodian is U.S. Bank National Association.
As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” The Fund intends to “roll” its CME Ether Futures prior to expiration. The Fund’s investment sub-adviser, Teucrium Investment Advisors, LLC (“Teucrium” or the “Sub-Adviser”), with oversight from the Fund’s investment adviser, Kelly Strategic Management, LLC (d/b/a Kelly Intelligence) (the “Adviser”), seeks to invest in “front month” CME Ether Futures contracts. “Front month” contracts are the monthly contracts with the nearest expiration date. The Fund also may obtain exposure to Ether Futures by investing in back month, cash-settled Ether Futures. Back-month Ether Futures contracts are those with longer times to maturity. Typically, the Fund will roll to the next “nearby” CME Ether Futures. The “nearby” contracts are those contracts with the next closest expiration date. There is no guarantee that such a strategy will produce the desired results.
Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” When rolling futures contracts that are in contango, the Fund will sell the expiring contract at a relatively lower price and buy a longer-dated contract at a relatively higher price. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling futures contracts that are in backwardation, the Fund will sell the expiring contract at a relatively higher price and buy a longer-dated contract at a relatively lower price.
The Fund’s investment in Ether Futures contracts will be limited by the position limits established by the CME applicable to such contracts. Currently, the position limit for Ether Futures contracts is 8,000 contracts for an applicable month, with each contract representing fifty Ether. The Fund will be prohibited from purchasing Ether Futures in excess of these limits. If the Fund is prohibited by applicable position limits from buying additional front month Ether futures contracts, the Fund will invest, in the discretion of the Sub-Adviser, in longer dated Ether Futures contracts and/or additional Cash and Fixed Income Investments, as defined below.
The Fund (and the Subsidiary, as applicable) expects to invest its remaining assets in any one or more of the following to provide liquidity, serve as margin or collateralize the Fund’s and/or the Subsidiary’s investments in Ether Futures: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; and/or
(3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Sub-Adviser to be of comparable quality (the “Cash and Fixed Income Investments”). For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organizations (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.). The Cash and Fixed Income Investments are designed to provide liquidity (i.e., provide an asset that can easily be exchanged for cash), and satisfy the “margin” requirements applicable to the Fund’s futures portfolio, which require that the Fund post collateral to secure its obligations under those contracts. The Cash and Fixed Income Investments are intended to provide liquidity and to serve as collateral for the Fund's futures contracts. The Fund also expects to engage in reverse repurchase agreements, a form of borrowing, and use the proceeds for investment purposes.
Investors seeking direct exposure to the price of ether should consider another investment other than the Fund. The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).
The Fund may not concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries, except that the Fund will concentrate in investments that provide exposure to Ether and/or Ether Futures contracts.
The Fund does not take temporary defensive positions. The Fund will generally hold its Ether Futures contracts during periods in which the value of ether or Ether Futures are flat or declining as well as during periods in which the value of ether or Ether Futures is rising.
Ether and Ether Futures contracts are a relatively new asset class and are subject to unique and substantial risks, including the risk that the value of the Fund’s investments could decline rapidly, including to zero. Ether and Ether Futures contracts have historically been more volatile than traditional asset classes. You should be prepared to lose your entire investment.
Ether
Ether is a digital asset that is created and transmitted through the operations of the peer-to-peer Ethereum Network (as defined below), a dispersed network of computers that operates on cryptographic software protocols based on open source code. It is widely understood that no single intermediary or entity operates or controls the Ethereum Network (referred to as “decentralization”), the transaction validation and recordkeeping infrastructure of which is collectively maintained by a disparate user base. While no entity operates or controls the Ethereum Network, the Ethereum Foundation, which is a non-profit based in Switzerland, is the main organization that supports Ethereum Network by funding research and development of ether and Ethereum Blockchain (defined below).
The Ethereum Network allows people to exchange tokens of value, or ether, which are recorded on a distributed public recordkeeping system or ledger known as a blockchain (the "Ethereum Network" or “Ethereum Blockchain”), and which is used primarily to pay for computational power on the Ethereum Network. Ether can also be used to pay for other goods and services or converted to fiat currencies, such as the U.S. dollar, at rates determined on digital asset trading venues or in individual peer-to-peer transactions. Furthermore, by combining the recordkeeping system of the Ethereum Blockchain with a flexible scripting language that is programmable and can be used to implement sophisticated logic and execute a wide variety of instructions, the Ethereum Network is intended to act as a foundational infrastructure layer that users can build their own custom software programs on top of (instead of using centralized web servers), with users paying fees in ether for the computational resources consumed by running their programs. In theory, anyone can build their own custom software programs on the Ethereum Network. In this way, the Ethereum Network represents a project to expand blockchain deployment beyond just a limited-purpose, peer-to-peer private payment system (such as the Bitcoin blockchain) into a flexible, distributed alternative computing infrastructure that is resistant to censorship and available to all.
The value of ether is not backed by any government, corporation, or other identified body. Instead, its value is determined in part by the supply and demand in markets created to facilitate the trading of ether. Ownership and transaction records for ether are protected through public-key cryptography. The supply of ether is determined by the Ethereum Protocol. No single entity owns or operates the Ethereum Network. The Ethereum Network is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as “validators”), (2) developers who propose improvements to the Ethereum Protocol and the software that enforces the Protocol and (3) users who choose which version of the Ethereum software to run. From time to time, the developers suggest changes to the Ethereum software. If a sufficient number of users and validators elect not to adopt the changes, a new digital asset, operating on the earlier version of the Ethereum software, may be created. This is often referred to as a “fork.” The price of the Ether Futures contracts in which the Fund invests may reflect the impact of these forks.
While the Fund seeks to invest primarily in Ether Futures, the Fund also may invest in other instruments as described below.
Ether Futures Contracts
Futures contracts are financial contracts the value of which depends on, or is derived from, the underlying reference asset. In the case of Ether Futures, the underlying reference asset is ether. Futures contracts may be physically-settled or cash-settled. The only futures contracts in which the Fund invests are cash-settled Ether Futures traded on commodity exchanges registered with the Commodity Futures Trading Commission (“CFTC”). “Cash-settled” means that when the relevant futures contract expires, if the value of the underlying asset exceeds the futures contract price, the seller pays to the purchaser cash in the amount of that excess, and if the futures contract price exceeds the value of the underlying asset, the purchaser pays to the seller cash in the amount of that excess. In a cash-settled futures contract on ether, the amount of cash to be paid is equal to the difference between the value of the ether underlying the futures contract at the close of the last trading day of the contract and the futures contract price specified in the agreement. The Chicago Mercantile Exchange (the “CME”) has specified that the value of ether underlying Ether Futures traded on the CME will be determined by reference to a volume-weighted average of ether trading prices on multiple trading venues.
Futures contracts exhibit “futures basis,” which refers to the difference between the current market value of the underlying ether (the “spot” price) and the price of the cash-settled futures contracts. A negative futures basis exists when cash-settled Ether Futures contracts generally trade at a premium to the current market value of ether. If a negative futures basis exists, the Fund’s investments in Ether Futures contracts will generally underperform a direct investment in ether.
CME Ether Futures commenced trading on the CME Globex electronic trading platform on February 8, 2021 under the ticker symbol “ETH”. CME Ether Futures contracts are cash-settled in U.S. dollars, based on the CME C-F Ether-Dollar Reference Rate. The CME C-F Ether-Dollar Reference Rate is a daily reference rate that aggregates ether US dollar transactions on the constituent ether spot trading platforms (each a “Constituent Platform”) selected by CF Benchmarks based on the Constituent Platform Criteria. CF Benchmarks is a benchmark administrator subject to United Kingdom Financial Conduct Authority Regulation. The Constituent Platform Criteria requires each Constituent Platform to implement policies and procedures designed to ensure fair and transparent market conditions and to identify and impede illegal, unfair or manipulative trading practices. Additionally, each Constituent Platform must comply with, among other things, capital market regulations, money transmission regulations, client money custody regulations, know-your-client regulations and anti-money laundering regulations. Each Constituent Platform is reviewed annually by an oversight committee established by CF Benchmarks to confirm that the Constituent Platform continues to meet all criteria. See “Ether and Ether Futures Risk – Largely unregulated marketplace,” below, for disclosure related to the fragmentation, lack of oversight and regulatory non-compliance of digital asset trading platforms.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Fund.”
Ether and Ether Futures are relatively new investments. They are subject to unique and substantial risks, and historically, have been subject to significant price volatility. The value of an investment in the Fund could decline significantly and without warning, including to zero. You should be prepared to lose your entire investment. The performance of Ether Futures contracts and therefore the performance of the Fund may differ significantly from the performance of ether.
•Ether and Ether Futures Risk. Investments linked to ether can be highly volatile compared to investments in traditional securities and the Fund may experience sudden and large losses. These markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events, wars, acts of terrorism, natural disasters (including disease, epidemics and pandemics) and changes in interest rates or inflation rates. An investor should be prepared to lose the full principal value of their investment suddenly and without warning.
The value of the Shares relates closely to the value of the ether and fluctuations in the price of ether will adversely affect the value of the Shares. Due to the nature of private keys, ether transactions are irrevocable and stolen or incorrectly transferred ether may be irretrievable. As a result, any incorrectly executed ether transaction, to the extent it affects the market price of ether, could adversely affect an investment in the Fund. Ether accounts are subject to security threats that could results in a loss of assets. The Ethereum Network’s decentralized governance structure may negatively affect its ability to grow and respond to challenges.
A number of factors affecting the price and market for ether.
◦Supply and demand for ether. It is believed that speculators and investors who seek to profit from trading and holding ether currently account for a significant portion of ether demand. Such speculation regarding the potential future appreciation in the price of ether may artificially inflate or deflate the price of ether. Market fraud and/or manipulation and other fraudulent trading practices such as the intentional dissemination of false or misleading information (e.g., false rumors) can, among other things, lead to a disruption of the orderly functioning of markets, significant market volatility, and cause the value of Ether Futures to fluctuate quickly and without warning.
New digital assets are likely to continue to compete with ether by targeting particular variations and enhancements of blockchain technology. As other digital assets seek to exploit particular competitive advantages like enabling enhanced confidentiality and privacy, increased efficiency and utility, lower transaction fees or faster validation rates as compared to ether – and as broad-based user adoption of digital assets continues, ether may decline in value. As a result, the value of the Ether Futures held by the Fund, and consequently the values of     the Shares, may decrease.
So-called “Layer 2” solutions are protocols built on top of an underlying smart contract platform blockchain, and intended to provide scalability to the underlying blockchain by increasing transaction efficiency. Such protocols are intended to provide scalability to Ethereum by allowing users to transact on a variety of blockchains deployed on the Ethereum Network. The Ethereum Network functions as the base layer, or “Layer 1” blockchain. Layer 2 solutions offer developers sidechain, roll-ups and other Layer 2 solutions which can be tailored to an individual developer’s intended use case. Such solutions are intended to improve upon the transaction speed, cost and efficiency of transactions on their respective Layer 1. However, Layer 2 solutions have only been recently developed and may not function as intended.
For example, smart contracts deployed on one Layer 2 solution may not be interoperable with smart contracts deployed on other Layer 2 solutions. In particular, the advent of Layer 2 solutions presents the possibility of fracturing liquidity of decentralized apps on a smart contract platform’s mainchain by splitting such liquidity among multiple, non-interoperable Layer 2 solutions, which could limit their use case or reduce efficiency. Layer 2 solutions also rely, to various degrees, on the functionality of the underlying Layer 1 blockchain. It is possible that a disruption on the Ethereum Network, for example, could have a material adverse effect on the functioning of the Layer 2 solutions and the value of the Fund’s holdings and an investment in the Shares.
◦Adoption and use of ether. Ether and Ether Futures are relatively new investments, and the continued adoption of ether will require growth in its usage as a means of payment. Even if growth in ether adoption continues in the near or medium-term, there is no assurance that ether usage will continue to grow over the long-term. A contraction in the use of ether may result in a lack of liquidity, increased volatility in and a reduction to the price of ether.
◦The regulatory environment relating to ether and Ether Futures. The regulation of ether, digital assets and related products and services continues to evolve. The inconsistent and sometimes conflicting regulatory landscape may make it more difficult for ether businesses to provide services, which may impede the growth of the ether economy and have an adverse effect on consumer adoption of ether. Regulatory changes or actions may alter the nature of an investment in ether or restrict the use or operations of the Ethereum Network or venues on which ether trades in a manner that adversely affects the price of ether and, therefore, Ether Futures. For example, it may become difficult or illegal to acquire, hold, sell or use ether in one or more countries, which could adversely impact the price of ether. There is a possibility of future regulatory change altering, perhaps to a material extent, the ability to buy and sell ether and Ether Futures. Similarly, future regulatory changes could impact the ability of the Fund to achieve its investment objective or alter the nature of an investment in the Fund or the ability of the Fund to continue to operate as planned.
Additionally, to the extent that ether itself is offered and sold as a security, commodity future or other regulated asset, or to the extent that a United States or foreign government or quasi-governmental agency exerts regulatory authority over the Ethereum Network, ether trading or ownership in ether, the Ether Futures may be adversely affected, which may have an adverse effect on the value of your investment in the Fund. The test for determining whether a particular digital asset is a “security” is complex and difficult to apply, and the outcome is difficult to predict. Often, certain factors appear to support a conclusion that the digital asset in question is a security, while other factors appear to support the opposite conclusion, and in such a case counsel endeavors to weigh the importance and relevance of the competing factors. This analytical process is further complicated by the fact that, at present, federal judicial case law applying the relevant tests to digital assets is scant, with no federal appellate court having considered the question on the merits, as well as the fact that because each digital asset presents its own unique set of relevant facts, it is not always possible to directly analogize the analysis of one digital asset to another. The SEC has brought enforcement actions against the issuers and promoters of several other digital assets on the basis that the digital assets in question are securities.
Any enforcement action by the SEC or a state securities regulator asserting that ether is a security, or a court decision to that effect, would be expected to have an immediate material adverse impact on the trading value of ether and, therefore, Ether Futures. This is because the business model behind ether is incompatible with regulations applying to transactions in securities. If ether is offered and sold as to be a security, it is likely to become difficult or impossible for ether to be traded, cleared or custodied in the United States through the same channels used by non-security digital assets, which in addition to materially and adversely affecting the trading value of ether, is likely to significantly impact its liquidity and market participants’ ability to convert ether into U.S. dollars. In addition, Ether Futures would be regulated as securities under the federal securities laws and would have to be listed and traded on national securities exchanges, which would significantly disrupt trading and increase the costs of Ether Futures, which would have a materially adverse impact on the value of the Fund’s investments.
◦Margin requirements and position limits applicable to Ether Futures. Margin levels for Ether Futures are substantially higher than the margin requirements for more established futures contracts. Additionally, the FCMs utilized by the Fund may impose margin requirements in addition to those imposed by the exchanges. Margin requirements are subject to change, and may be raised in the future by the exchanges and the FCMs. High margin requirements could prevent the Fund from obtaining sufficient exposure to Ether Futures and may adversely affect its ability to achieve its investment objective. Further, FCMs utilized by the Fund may impose limits on the amount of exposure to futures contracts the Fund can obtain through such FCMs. If the Fund cannot obtain sufficient exposure through its FCMs, the Fund may not be able to achieve its investment objective.
◦Largely unregulated marketplace. Ether, the Ethereum Network and digital asset trading venues are relatively new and, in most cases, largely unregulated. As a result of this lack of regulation, individuals, or groups may engage in insider trading, fraud or market manipulation with respect to ether. Such manipulation could cause investors in ether to lose money, possibly the entire value of their investments. Additionally, some digital asset trading platforms may not operate in compliance with applicable law, and such non-compliance may cause such platforms to close operations in certain jurisdictions and/or be subject of regulatory investigations.
Over the past several years, a number of digital asset trading venues have been closed due to fraud, failure or security breaches. The nature of the assets held at digital asset trading venues make them appealing targets for hackers and a number of digital asset trading venues have been victims of cybercrimes and other fraudulent activity. These activities have caused significant, in some cases total, losses for ether investors. Investors in ether may have little or no recourse should such theft, fraud or manipulation occur. There is no central registry showing which individuals or entities own ether or the quantity of ether that is owned by any particular person or entity. There are no regulations in place that would prevent a large holder of ether or a group of holders from selling their ethers, which could depress the price of ether, or otherwise attempting to manipulate the price of ether or the Ethereum Network. Events that reduce user confidence in ether, the Ethereum Network and the fairness of digital asset trading venues could have a negative impact on the price of ether and the value of an investment in the Fund.
If the crypto asset trading venues, which may serve as a pricing source for the calculation of the CME C-F Ether-Dollar Reference Rate that is used for the purposes of valuing the Fund’s investments, become subject to onerous regulations or are subject to enforcement actions by regulatory authorities (including FinCEN, SEC, CFTC, FINRA, the Consumer Financial Protection Bureau, the Department of Justice, the Department of Homeland Security, the Federal Bureau of Investigation, the IRS, the Office of the Comptroller of the Currency, the Federal Deposit Insurance Corporation, the Federal Reserve and state financial institution regulators), among other things, trading in ether may be concentrated in a smaller number of trading venues, which may materially impact the price, volatility and trading volumes of ether. Additionally, the trading venues may be required to comply with tax, AML, know-your-customer and other regulatory requirements, compliance and reporting obligations that may make it more costly to transact in or trade ether (which may materially impact price, volatility or trading of ether more generally). Each of these events could have a negative impact on Ether Futures and the value of an investment in the Fund.
The trading of ether is fragmented across numerous trading venues. The fragmentation of the volume of ether transactions across multiple trading venues can lead to a higher volatility than would be expected if volume was concentrated in a single trading venue. Market fragmentation and volatility increases the likelihood of price differences across different trading venues.
Market participants trading ether futures may seek to “hedge” or otherwise manage their exposure to such contracts by taking offsetting positions in ether. Fragmentation may require market participants to analyze multiple prices, which may be inconsistent and quickly changing. Fragmentation also may require market participants to potentially fill their positions through a number of transactions on different trading venues. These factors potentially increase the cost and uncertainty of trading ether and may decrease the effectiveness of using transactions in ether to help manage or offset positions in ether futures. Market participants who are unable to fully or effectively manage or hedge their positions in ether futures typically would be expected to widen the bid-ask spreads on such contracts, which could potentially decrease the trading volume and liquidity of such contracts and have a negative impact on the price of such contracts.
◦Ethereum Cybersecurity Risk. Blockchain technology and the Ethereum Network functionality rely on the Internet. A significant disruption or interruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of blockchain technologies, the Ethereum Network, the price of ether and Ether Futures. In addition, certain features of blockchain technology, such as decentralization, open source protocol, including the code of smart contracts running on the Ethereum Blockchain, and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack by potentially reducing the likelihood of a coordinated response. Cybersecurity exploitations or attacks against the Ethereum protocol and of entities that custody or facilitate the transfers or trading of ether could result in a significant theft of ether and a loss of public confidence in Ethereum, which could lead to a decline in the value of ether and, as a result, adversely impact the Fund’s investment in Ether Futures. Additionally, if a malicious actor or botnet (i.e., a volunteer or hacked collection of computers controlled by networked software coordinating the actions of the computers) obtains control of more than 50% of the processing power of the Ethereum Network, such actor or botnet could alter the blockchain and adversely affect the value of ether, which would adversely affect the Fund’s investment in Ether Futures.
◦Declining compensation. Transactions in ether are processed by validators which are primarily compensated in ether based on a declining payment schedule and, in some instances, by voluntary fees paid by participants. If this compensation is not sufficient to incentivize validators to process transactions, the confirmation process for transactions may slow and the Ethereum Network may become more vulnerable to malicious actors. These and similar events may have a significant adverse effect on the price and liquidity of ether and the value of an investment in the Fund.
◦Forks. The open source nature of the Ethereum protocol permits any developer to review the underlying code and suggest changes. If some users and validators adopt a change while others do not and that change is not compatible with the existing software, a fork occurs. Several forks have already occurred in the Ethereum Network resulting in the creation of new, separate digital assets. Which fork will be considered to be ether for purposes of the CME C-F Ether-Dollar Reference Rate is determined by CF Benchmarks. Forks and similar events could adversely affect the price and liquidity of ether and the value of an investment in the Fund. A fork may be intentional such as the Ethereum “Merge.” The “Merge” represents the Ethereum Network’s shift from a proof-of-work consensus mechanism to a proof-of-stake consensus mechanism. This means that instead of being required to solve complex mathematical problems validators are required to stake ether. Ethereum staking is the process of locking up an amount of ether for a specified period of time in order to contribute to the security of the blockchain and earn network rewards. Validators are required to stake ether in order to perform validation activities and then, as a reward, earn newly created ether. Validation activities include verifying transactions, storing data, and adding to the Ethereum blockchain.
A temporary or permanent “fork” of the Ethereum Blockchain could adversely affect the short-, medium-, or long-term value of ether and an investment in the Fund. A “hard fork” of the Ethereum Network, where less than a substantial majority of users or validators (under the current proof-of-stake model) consent to a proposed modification, and the modification is not compatible with the software prior to its modification, could result in one group of users running the pre-modified software and the other running the modified software. If validators expend fewer resources on the Ethereum Network, it could increase the likelihood of a malicious actor obtaining control. The Ethereum Network has forked in the past. In 2016, a fork resulted in the creation of Ethereum and Ethereum Classic networks. Recently, in connection with the network upgrade on September 15, 2022, a group of miners wishing to continue the proof-of-work model forked the network to create a new blockchain that continues to use proof-of-work consensus. Following a fork, holders of one asset such as ether will hold equal amounts of assets resulting from the fork, in this case, assets on the Ethereum proof- of-work blockchain. The Ether Futures in which the Fund will invest do not grant rights to any assets resulting from a fork; therefore, the Fund and its shareholders will not receive assets resulting from the fork in the case of any such event.
In July 2016, the Ethereum Network experienced what is referred to as a permanent hard fork that resulted in two different versions of its blockchain: Ethereum and Ethereum Classic.
In April 2016, a blockchain solutions company known as Slock.it announced the launch of a decentralized autonomous organization, known as “The DAO” on the Ethereum Network. The DAO was designed as a decentralized crowdfunding model, in which anyone could contribute ether tokens to The DAO in order to become a voting member and equity stakeholder in the organization. Members of The DAO could then make proposals about different projects to pursue and put them to a vote. By committing to profitable projects, members would be rewarded based on the terms of a smart contract and their proportional interest in The DAO. As of May 27, 2016, $150 million, or approximately 14% of all ether outstanding, was contributed to, and invested in, The DAO.
On June 17, 2016, an anonymous hacker exploited The DAO smart contract code to syphon approximately $60 million, or 3.6 million ether, into a segregated account. Upon the news of the breach, the price of ether was quickly cut in half as investors liquidated their holdings and members of the Ethereum community worked to determine a solution.
In the days that followed, several attempts were made to retrieve the stolen funds and secure the Ethereum Network. However, it soon became apparent that direct interference with the protocol (i.e., a hard fork) would be necessary. The argument for the hard fork was that it would create an entirely new version of the Ethereum Blockchain, erasing any record of the theft, and restoring the stolen funds to their original owners. The counterargument was that it would be antithetical to the core principle of immutability of the Ethereum Blockchain.
The decision over whether or not to hard fork the Ethereum Blockchain was put to a vote of Ethereum community members. A majority of votes were cast in favor of a hard fork. On July 15, 2016, a hard fork specification was implemented by the Ethereum Foundation. On July 20, 2016, the Ethereum Network completed the hard fork, and a new version of the blockchain, without recognition of the theft, was born.
Many believed that after the hard fork the original version of the Ethereum Blockchain would dissipate entirely. However, a group of miners continued to mine the original Ethereum Blockchain for philosophical and economic reasons. On July 20, 2016, the original Ethereum protocol was rebranded as Ethereum Classic, and its native token as ether classic (“ETC”), preserving the untampered transaction history (including The DAO theft). Following the hard fork of Ethereum, each holder of ether automatically received an equivalent number of ETC tokens.
◦“Attack” Risk. All networked systems are vulnerable to various kinds of attacks. As with any computer network, the Ethereum Network contains certain flaws. For example, a validator with more than 33% of the staked ether will have the ability to prevent the chain from finalizing transactions. If more than 33% of the staked ether is maliciously attesting or failing to attest, then a two-thirds supermajority cannot exist and the chain cannot finalize. In addition, the Ethereum Network is currently vulnerable to a “51% attack” where, if a validator were to gain control of more than 50% of the staked ether, a malicious actor would be able to gain full control of the network and the ability to manipulate the blockchain. Further, a validator with 66% or more of the total staked ether can revise the history of transactions on the blockchain. As the supermajority stakeholder, the attacker would always control the contents of the finalized blocks, with the power to spend, rewind and spend again, censor certain transactions and reorganize the blockchain at will. By purchasing additional ether to control 66% rather than 51%, the attacker is effectively buying the ability to do ex post reorganizations and finality reversions (i.e., change the past as well as control the future).
Further, smart contracts on the network may create systemic risk for the price of ether in the event of an exploit. A significant portion of ether is held by a small number of holders sometimes referred to as “whales.” These holders have the ability to manipulate the price of ether As a digital asset, ether is subject to cybersecurity risks, including the risk that malicious actors will exploit flaws in its code or structure that will allow them to, among other things, steal ether held by others, control the blockchain, steal personally identifying information, or issue significant amounts of ether in contravention of the ether protocols. The occurrence of any of these events is likely to have a significant adverse impact on the price and liquidity of ether and Ether Futures and therefore the value of an investment in the Fund. Additionally, the ether network’s functionality relies on the Internet. A significant disruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of the Ethereum Network. Any technical disruptions or regulatory limitations that affect Internet access may have an adverse effect on the Ethereum Network, the price of ether and Ether Futures, and the value of an investment in the Fund.
◦Pricing Volatility Risk. The price of ether has experienced periods of extreme volatility. Ethereum price volatility may be influenced by, among other things, trading activity on and the closing of digital asset trading platforms (including those featuring leveraged trading) due to fraud, failure, security breaches or otherwise. Ether price volatility also may be influenced by momentum pricing. Also, speculation by traders and investors regarding the potential future appreciation in the value of ether may inflate the price of ether. Conversely, a decrease in demand or speculation for, or government regulation (including, without limitation, the tax treatment of Ethereum transactions) and the perception of onerous regulatory actions, may cause a drop in the price of ether. Further, developments related to the Ethereum Network’s operations, individual digital asset trading platforms and the overall Ethereum market also contribute to the volatility in the price of ether. Such volatility in the future, including further declines in the trading prices of ether, could have a material adverse effect on the value of Ether Futures, and therefore on the Fund’s performance and the value of Shares. In addition, there is potential for herd behavior (e.g., multiple funds trying to exit positions at the same time) when there is extreme volatility. Shares could lose all or substantially all of their value.
Ether is exposed to instability in other speculative parts of the blockchain and crypto asset industry, such that an event that is not necessarily related to the security or utility of the Ethereum Network can nonetheless precipitate a significant decline in the price of ether. Several recent developments in the digital asset economy resulted in a loss of confidence in participants in the digital asset ecosystem, negative publicity surrounding digital assets more broadly and market-wide declines in digital asset trading prices and liquidity.
Since the fourth quarter of 2021 to date in 2023, digital asset prices have fluctuated widely. This has led to volatility and disruption in the digital asset markets and financial difficulties for several prominent industry participants, including digital asset trading venues, hedge funds and lending platforms. For example, in the first half of 2022, digital asset lenders Celsius Network LLC and Voyager Digital Ltd. and digital asset hedge fund Three Arrows Capital each declared bankruptcy. This resulted in a loss of confidence in participants in the digital asset ecosystem, negative publicity surrounding digital assets more broadly and market-wide declines in digital asset trading prices and liquidity.
For example, in November 2022, FTX, the third largest digital asset trading venue by volume at the time, halted customer withdrawals amid rumors of the company’s liquidity issues and likely insolvency. Shortly thereafter, FTX’s CEO resigned and FTX and several affiliates of FTX filed for bankruptcy. The U.S. Department of Justice subsequently brought criminal charges, including charges of fraud, violations of federal securities laws, money laundering, and campaign finance offenses, against FTX’s former CEO and others. FTX is also under investigation by the SEC, the Justice Department, and the CFTC, as well as by various regulatory authorities in the Bahamas, Europe and other jurisdictions. In response to these events, the digital asset markets have experienced extreme price volatility and declines in liquidity. In addition, several other entities in the digital asset industry filed for bankruptcy following FTX’s bankruptcy filing, such as BlockFi Inc. and Genesis Global Capital, LLC, a subsidiary of Genesis Global Holdco, LLC. The SEC also brought charges against Genesis Global Capital, LLC and Gemini Trust Company, LLC on January 12, 2023 for their alleged unregistered offer and sale of securities to retail investors.
These events have led to extreme volatility and disruption in digital asset markets, a loss of confidence in participants of the digital asset ecosystem, significant negative publicity surrounding digital assets broadly and market-wide declines in liquidity. Continued disruption and instability in the digital asset markets as these events develop, including further declines in the trading prices and liquidity of the Fund holdings, could have a material adverse effect on the value of the Shares and the Shares could lose all or substantially all of their value.
•Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling Ether
Futures typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.
•Ether Futures Capacity Risk: If the Fund’s ability to obtain exposure to Ether Futures contracts consistent with its investment objective is disrupted for any reason including, for example, limited liquidity in the Ether Futures market, a disruption to the Ether Futures market, or as a result of margin requirements or position limits imposed by the Fund’s futures commission merchants (“FCMs”), the CME, or the CFTC, the Fund may not be able to achieve its investment objective and may experience significant losses. Any disruption in the Fund’s ability to obtain exposure to Ether Futures contracts will cause the Fund’s performance to deviate from the performance of Ether and Ether Futures. Additionally, the ability of the Fund to obtain exposure to Ether Futures contracts is limited by certain tax rules that limit the amount the Fund can invest in its wholly-owned subsidiary as of the end of each tax quarter. Exceeding this amount may have tax consequences, see the section entitled “Tax Risk” in the Fund’s Prospectus for more information.
•Cost of Futures Investment Risk. As discussed above, when a Ether Futures contract is nearing expiration, the Fund will “roll” the futures contract, which means it will generally sell such contract and use the proceeds to buy a Ether Futures contract with a later expiration date. When rolling futures contracts that are in contango, the Fund would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and longer-dated contract associated with rolling Ether Futures is typically substantially higher than the price difference associated with rolling other futures contracts. Ether Futures have historically experienced extended periods of contango. Contango in the Ether Futures market may have a significant adverse impact on the performance of the Fund. and may cause Ether Futures to underperform spot Ether. Both contango and backwardation may limit or prevent the Fund from achieving its investment objective. The impact of both contango and backwardation may also be greater to the extent the Fund invests in back- month futures contracts. Additionally, because of the frequency with which the Fund may roll futures contracts, the impact of contango or backwardation on Fund performance may be greater than it would have been if the Fund rolled futures contracts less frequently.
•Target Exposure and Rebalancing Risks. The Fund will normally seek to maintain notional exposure to ether equal to 100% of the net assets of the Fund. However, in order to comply with certain tax qualification tests at the end of each tax quarter, the Fund will reduce its exposure to Ether Futures contracts on or about such dates. If the value of Ether Futures contracts rises during such periods that the Fund has reduced its exposure, the performance of the Fund will be less than it would have been had the Fund maintained is exposure through such period.
•Counterparty Risk. Investing in derivatives and repurchase agreements involves entering into contracts with third parties (i.e., counterparties). The use of derivatives and repurchase agreements involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund will be subject to credit risk (i.e., the risk that a counterparty is or is perceived to be unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, or if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the value of an investment in the Fund may decline.
The counterparty to a listed futures contract is the derivatives clearing organization for the listed future. The listed future is held through an FCM acting on behalf of the Fund. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange’s clearing corporation.
•Investment Strategy Risk. The Fund actively invests in Ether Futures. The Fund does not invest directly in or hold ether. The price of Ether Futures should be expected to differ from the current cash price of ether, which is sometimes referred to as the “spot” price of ether. Consequently, the performance of the Fund should be expected to perform differently from the spot price of ether. These differences could be significant.
•Market and Volatility Risk. The prices of ether and Ether Futures have historically been highly volatile. The value of the Fund’s investments in Ether Futures – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund.
•Liquidity Risk. The market for the Ether Futures contracts is still developing and may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of Ether Futures, which could decrease the correlation between the performance of Ether Futures and the “spot” price of Ether.
The remaining principal risks are presented in alphabetical order. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
•Active Management Risk. The Fund is actively managed and its performance reflects investment decisions that the Sub-Adviser and Adviser make for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.
•Borrowing Risk. The Fund may borrow for investment purposes using reverse repurchase agreements. The cost of borrowing may reduce the Fund’s return. Borrowing may cause the Fund to liquidate positions under adverse market conditions to satisfy its repayment obligations. Borrowing increases the risk of loss and may increase the volatility of the Fund.
•Cash and Fixed Income Investments Risk. The Fund’s use of Cash and Fixed Income Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds and corporate debt securities, such as commercial paper.
Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to shares of the Fund.
Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds.
Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.
•Commodity Regulatory Risk. The Fund’s use of commodity futures subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.
•Concentration Risk. The Fund’s investments will be concentrated (i.e., more than 25% of the Fund’s total assets) in investments that provide exposure to ether and/or Ether Futures. Therefore, the value of the Shares may rise and fall more than the value of shares of a fund that invests in a more diversified portfolio.
•Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian or sub-advisor, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.
•Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.
•ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Cash Transactions Risk. The Fund may effect its creations and redemptions primarily for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the fund to dispose of or sell portfolio investments at an inopportune time to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to incur certain costs such as brokerage costs, and to recognize taxable gains or losses that it might not have incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. In addition, the costs imposed on the Fund will decrease the Fund’ NAV unless the costs are offset by a transaction fee payable by an AP.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although Shares are listed for trading on the NASDAQ, Stock Market LLC (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.
◦High Portfolio Turnover Risk. The Fund, through the Subsidiary, may frequently buy and sell Ether Futures and other assets as part of its strategy to obtain exposure to ether. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.
•Limited Operating History Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.
•New Adviser Risk. The Adviser has only recently begun serving as an investment adviser to ETFs. As a result, investors do not have a long-term track record of managing an ETF from which to judge the Adviser, and the Adviser may not achieve the intended result in managing the Fund.
•Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
•Reverse Repurchase Agreements Risk. The Fund seeks to engage in reverse repurchase agreements, a form of borrowing, and use the proceeds for investment purposes. The use of reverse repurchase agreements, therefore, constitutes a form of leverage. Leverage can have the effect of magnifying the Fund’s exposure to changes in the value of its assets and may result in increased volatility. The use of reverse repurchase agreements also may cause the Fund to liquidate positions under adverse market conditions to satisfy its repayment obligations.
•Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with 1940 protections.
•Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each quarter. The investment strategy of the Fund will cause the Fund to hold more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.
Because Ether Futures contracts produce non-qualifying income for purposes of qualifying as a RIC, the Fund makes its investments in Ether Futures contracts through the Subsidiary. The Fund intends to treat any income it may derive from the futures contracts received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The IRS has issued numerous Private Letter Rulings (“PLRs”) provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a regulated investment company and would be taken into account for purposes of the 4% excise tax.
If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.
•Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.KellyETFs.com or by calling the Fund toll-free at (800) 658-1070.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 658-1070
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.KellyETFs.com
Kelly Ethereum Ether Strategy ETF | Kelly Ethereum Ether Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.98%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 100
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 312

[1]	Estimated for the current fiscal year.